Interest-Bearing Borrowings (Details) - CNY (¥)	Aug. 29, 2022	Jul. 27, 2021	Sep. 30, 2022	Dec. 31, 2021
Interest-Bearing Borrowings (Details) [Line Items]
Carrying value			¥ 5,965,976	¥ 64,640,192
Guangdong Yueke Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Principal and interest carrying amount		¥ 64,640,192
Terms of transferred loans overdue		1 year
Amount of long-term funds obtained				45,250,000
Interest payable
Pingan Puhui Lixin Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Principal and interest carrying amount	¥ 5,965,976
Suzhou Asset Management Co., Ltd. [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Terms of transferred loans overdue	1 year
Shenzhen Ruifeng Baoying Asset Management Co., Ltd. [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest payable
Debt instrument face amount			5,965,976
VIE [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Principal payment			¥ 7,594,325,089
Minimum [Member] | VIE [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate			6.30%
Maximum [Member] | VIE [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate			11.50%